Available-for-Sale Securities	12 Months Ended
Dec. 31, 2018
Available-for-Sale Securities
Available-for-Sale Securities

Note 14—Available-for-Sale Securities

In June and August 2017, we received certain equity securities of Hyperdynamics Corporation (“Hyperdynamics”), consisting of 4,677,450 Hyperdynamics common shares and warrants to purchase 3,082,194 Hyperdynamics common shares issued to us as payment of a portion of our revenues due under a drilling contract with Hyperdynamics.

In September 2017, Hyperdynamics announced that its exploration well did not encounter hydrocarbons, and in December 2017 filed for Chapter 7 bankruptcy in the U.S. Bankruptcy Court for the Southern District of Texas. During the year ended December 31, 2017, we recognized an other-than-temporary impairment in our Hyperdynamics available-for-sale securities of $6.8 million, recorded in other expense in our consolidated statements of operations. As of December 31, 2018 and 2017, the aggregate fair value and cost basis of our investment were $0.